Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tonnage taxes	$ 1,506	$ 2,565	$ 2,438
Income tax	$ 61	236	267
US Source Income
Income tax		$ 202	$ 267